Reinsurance - Funds Withheld (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	$ 22,737.1		$ 23,957.0	$ 20,703.9
Funds withheld payable	22,509.3		23,744.9	20,436.1
Embedded derivative asset	2,874.9		2,326.1	3,652.8
Change in fair value of funds withheld embedded derivative	548.8	$ (532.7)	(1,326.7)	3,652.8	$ 0.0
Fixed maturities, available-for-sale
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	17,594.7		19,220.7	15,693.5
Fixed maturities, trading
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	300.7		316.8	100.8
Equity securities
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	0.3		0.3	11.0
Mortgage loans
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	2,788.9		2,826.0	2,810.8
Other investments
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	1,039.7		621.4	179.8
Cash and cash equivalents
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	960.2		942.0	1,762.9
Accrued interest income
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net assets	218.6		231.7	178.7
Net other liabilities
Funds Held under Reinsurance Agreements, Asset [Line Items]
Net asset (liability)	$ (166.0)		$ (201.9)	$ (33.6)